-------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 33-6001) UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 29
                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 31

                           VANGUARD BOND INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)


                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
          ON NOVEMBER 12, 2001 PURSUANT TO PARAGRAPH (B) OF RULE 485.

PLACEHOLDER FOR P084 COVER

VANGUARD BOND INDEX FUNDS
Investor Shares and Admiral Shares
Prospectus
November 12, 2001

A Group of Bond Index Mutual Funds


CONTENTS
  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Bond Market Index Fund
    6 Vanguard Short-Term Bond Index Fund
    10 Vanguard Intermediate-Term Bond Index Fund
    14 Vanguard Long-Term Bond Index Fund
 17 MORE ON THE FUNDS
 25 THE FUNDS AND VANGUARD
 25 INVESTMENT ADVISER
 26 DIVIDENDS, CAPITAL GAINS, AND TAXES
 28 SHARE PRICE
 28 FINANCIAL HIGHLIGHTS
 32 INVESTING WITH VANGUARD
   32 Buying Shares
   34 Converting Shares
   35 Redeeming Shares
   37 Other Rules You Should Know
   39 Fund and Account Updates
   40 Contacting Vanguard
 GLOSSARY (inside back cover)


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT
 This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASSES
This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for three of the Funds. Please note that the Admiral Shares are NOT available to:

--   SIMPLE IRAs and 403(b)(7) custodial accounts;
-- Other retirement plan accounts receiving special administrative services from Vanguard; or
--   Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

A separate prospectus offers Institutional Shares of the Vanguard Total Bond Market Index Fund. Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ. All references in this prospectus to fees, expenses, and investment performances relate specifically to Investor Shares, unless otherwise noted.
--------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the four
Vanguard Bond Index Funds. Three of these Funds seek to track a particular segment of the U.S. bond market; the fourth Fund seeks to track the entire U.S. bond market.

---------------------------------------------------------------------
FUND                                        SEEKS TO TRACK
---------------------------------------------------------------------
Vanguard Total Bond Market Index Fund       The overall bond market
Vanguard Short-Term Bond Index Fund         Short-term bonds
Vanguard Intermediate-Term Bond Index Fund  Intermediate-term bonds
Vanguard Long-Term Bond Index Fund          Long-term bonds
---------------------------------------------------------------------

 On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) TOTAL BOND MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed income securities in the United States--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.
     The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:


-- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
-- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to flucuate.
-- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
-- Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk should be moderate for the Fund because it invests only a portion of its assets in mortgage-backed bonds.
-- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

3

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
     [BAR CHART]1991 -- 15.25%
                1992 -- 7.14%
                1993 -- 9.68%
                1994 -- -2.66%
                1995 -- 18.18%
                1996 -- 3.58%
                1997 -- 9.44%
                1998 -- 8.58%
                1999 -- -0.76%
                2000 -- 11.39%
      ------------------------------------------------------
      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 8.52%. Total return figures do not reflect the annual account maintenance fee of $10 imposed on accounts with balances of less than $10,000.
      ------------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 6.01% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).

---------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------
                             1 YEAR          5 YEARS           10 YEAR
---------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund
 Investor Shares*            11.39%           6.35%              7.80%
Lehman Brothers
 Aggregate Bond Index        11.63            6.46               7.96
---------------------------------------------------------------------------
*Return  figures do not  reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
---------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                          ---------    ---------
 SHAREHOLDER FEES (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases:                    None*      None*
 Sales Charge (Load) Imposed on Reinvested                    None       None
 Dividends:
 Redemption Fee:                                              None**     None**
 Exchange Fee:                                                None       None
 Account Maintenance Fee (for accounts under        $2.50/quarter+       None
 $10,000):

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
 Management Expenses:                                        0.20%      0.15%
 12b-1 Distribution Fee:                                      None       None
 Other Expenses:                                             0.02%      0.02%
  TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.22%      0.17%
 *A portfolio  transaction  fee of 0.18% may apply to aggregate  purchases over
  $250 million by a single investor.
**A $5 fee applies to wire redemptions under $5,000.
 +The account maintenance fee will be deducted from your dividends four times per year. If your dividend that quarter is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $23       $71       $124      $280
Admiral Shares      17        55        96       217
---------------------------------------------------------


 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

5

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and       Investor  Shares--May be converted to
distributed on the first business     Admiral Shares if you meet certain account
day of each month; capital gains,     balance and tenure requirements
if any, are distributed annually in    Admiral Shares--Will be converted to
December.                             December. Investor Shares if you are no
                                      longer eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa., since inception                   Investor Shares--TotBd
                                       Admiral Shares--TotBdAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--December 11, 1986    Investor Shares--084
Admiral Shares--November 12, 2001     Admiral Shares--584

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
JUNE 30, 2001                         Investor Shares--921937108
$18.4 billion                         Admiral Shares--921937603

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VBMFX

MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SHORT-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers 1-5 Year Government/Credit Index. This Index is made up of U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 1 and 5 years.

 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 1 and 5 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:

-- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
-- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
-- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
-- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

7

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------------
      [BAR CHART]       1995 -- 12.88%
                        1996 -- 4.55%
                        1997 -- 7.04%
                        1998 -- 7.63%
                        1999 -- 2.08%
                        2000 -- 8.84%
      ----------------------------------------------------------
      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 8.70%. Total return figures do not reflect the annual account maintenance fee of $10 imposed on accounts with balances of less than $10,000.
      ----------------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995), and the lowest return for a quarter was -0.29% (quarter ended June 30, 1994).


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                 1 YEAR        5 YEARS         SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Short-Term Bond Index Fund
 Investor Shares**               8.84%         6.00%                6.16%
Lehman Brothers 1-5 Year
 Government/Credit Index         8.91          6.06                 6.23
--------------------------------------------------------------------------------
 *March 1, 1994.
**Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                          ---------   ---------
 SHAREHOLDER FEES (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases:                    None*      None*
 Sales Charge (Load) Imposed on Reinvested                    None       None
 Dividends:
 Redemption Fee:                                              None**     None**
 Exchange Fee:                                                None       None
 Account Maintenance Fee (for accounts under         $2.50/quarter+      None
 $10,000):

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
 Management Expenses:                                        0.20%      0.15%
 12b-1 Distribution Fee:                                      None       None
 Other Expenses:                                             0.02%      0.02%
  TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.22%      0.17%

 *A portfolio  transaction  fee of 0.15% may apply to aggregate  purchases over
  $50 million by a single investor.
**A $5 fee applies to wire redemptions under $5,000.
 +The account maintenance fee will be deducted from your dividends four times per year. If your dividend that quarter is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.


---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $23       $71       $124      $280
Admiral Shares      17        55        96       217
---------------------------------------------------------


 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

9

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and       Investor  Shares--May be converted to
distributed on the first business     Admiral Shares if you meet certain account
day of each month; capital gains,     balance and tenure requirements
if any, are distributed annually in    Admiral Shares--Will be converted to
December.                             December. Investor Shares if you are no
                                      longer eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa., since inception                   Investor Shares--STBond
                                       Admiral Shares--STBondAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--March 1, 1994        Investor Shares--132
Admiral Shares--November 12, 2001     Admiral Shares--5132

NET ASSETS (INVESTOR SHARES) AS OF    CUSIP NUMBER
JUNE 30, 2001                         Investor Shares--921937207
$1.5 billion                          Admiral Shares--921937702

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VBISX

MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with anintermediate-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers 5-10 Year Government/Credit Index. This Index includes U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 5 and 10 years.
 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:


-- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
-- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to flucuate.
-- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
-- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

11

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ---------------------------------------------------------
                 ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ---------------------------------------------------------
      [Bar chart]       1995 -- 21.07%
                        1996 -- 2.55%
                        1997 -- 9.41%
                        1998 -- 10.09%
                        1999 -- -3.00%
                        2000 -- 12.78%
      ---------------------------------------------------------
      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 9.64%. Total return figures do not reflect the annual account maintenance fee of $10 imposed on accounts with balances of less than $10,000.
      ---------------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).


--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                 1 YEAR        5 YEARS         SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Intermediate-Term Bond
 Index Fund Investor
 Shares**                       12.78%         6.21%                7.01%
Lehman Brothers 5-10 Year
 Government/Credit Index        12.44          6.21                 7.05
--------------------------------------------------------------------------------
 *March 1, 1994.
**Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                         ----------  ----------
 SHAREHOLDER FEES (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases:                    None*      None*
 Sales Charge (Load) Imposed on Reinvested                    None       None
 Dividends:
 Redemption Fee:                                              None**     None**
 Exchange Fee:                                                None       None
 Account Maintenance Fee (for accounts under          $2.50/quarter+     None
 $10,000):

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
 Management Expenses:                                        0.20%      0.15%
 12b-1 Distribution Fee:                                      None       None
 Other Expenses:                                             0.02%      0.02%
  TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.22%      0.17%

 *A portfolio  transaction  fee of 0.23% may apply to aggregate  purchases over
  $50 million by a single investor.
**A $5 fee applies to wire redemptions under $5,000.
 +The account maintenance fee will be deducted from your dividends four times per year. If your dividend that quarter is less than the fee, fractional shares may be automatically redeemed to make up the difference.

 The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


---------------------------------------------------------
                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares    $23       $71       $124      $280
Admiral Shares      17        55        96       217
---------------------------------------------------------


 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

13

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and       Investor  Shares--May be converted to
distributed on the first business     Admiral Shares if you meet certain account
day of each month; capital gains,     balance and tenure requirements
if any, are distributed annually in    Admiral Shares--Will be converted to
December.                             December. Investor Shares if you are no
                                      longer eligible for Admiral Shares

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa., since inception                   Investor Shares--ITBond
                                       Admiral Shares--ITBondAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--March 1, 1994        Investor Shares--314
Admiral Shares--November 12, 2001     Admiral Shares--5314

NET ASSETS (INVESTOR SHARES) AS OF    CUSIP NUMBER
JUNE 30, 2001                         Investor Shares--921937306
$1.9 billion                          Admiral Shares--921937801

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VBIIX

MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) LONG-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with along-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Long Government/Credit Index. This Index is made up of U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years.
 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 20 and 30 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:

-- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be high for the Fund, because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.
-- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
-- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

15

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      -------------------------------------------------------
                ANNUAL TOTAL RETURNS--INVESTOR SHARES
      -------------------------------------------------------
      [BAR CHART]       1995 -- 29.72%
                        1996 -- -0.26%
                        1997 -- 14.30%
                        1998 -- 11.98%
                        1999 -- -7.85%
                        2000 -- 16.64%
      -------------------------------------------------------
      The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 8.11%. Total return figures do not reflect the annual account maintenance fee of $10 imposed on accounts with balances of less than $10,000.
      -------------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995), and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                1 YEAR         5 YEARS          SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Long-Term Bond Index Fund
 Investor Shares**               16.64%          6.53%                8.06%
Lehman Brothers Long
 Government/Credit Index         16.16           6.58                 8.11

--------------------------------------------------------------------------------
 *March 1, 1994.
**Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000. If the fee were reflected, returns would be less than those shown.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None  *
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None  **
      Exchange Fee:                                                 None
      Account Maintenance Fee (for accounts under $2.50/quarter + $10,000):

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.18%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.21%

     *A portfolio  transaction  fee of 0.21% may apply to  aggregate  purchases over $10 million by a single investor.
    **A $5 fee applies to wire redemptions under $5,000. +The account maintenance fee will be deducted from your dividends four times per year. If your dividend that quarter is less than the fee, fractional shares may be automatically redeemed to make up the difference.
 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $22         $68       $118         $268
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

17

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are declared daily and          $3,000; $1,000 for IRAs and custodial
distributed on the first business day of  accounts for minors each month; capital gains, if any, are
distributed annually in December.         NEWSPAPER ABBREVIATION
                                          LTBond

INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,    VANGUARD FUND NUMBER
since inception                           522

INCEPTION DATE                            CUSIP NUMBER
March 1, 1994                             921937405


NET ASSETS AS OF JUNE 30, 2001            TICKER SYMBOL
$462 million                              VBLTX


SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------


MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
 The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
 Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions--to a minimum.

INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
 REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
 SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, included more than 6,144 separate bonds as of June 30,
2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For bond funds, these factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. With this approach, since the fund does not purchase all issues in the target index, the issues (and issuers) that are purchased will most likely be held in relatively greater percentages than in the target index. Each of the Bond Index Funds employs this method of indexing.
 The following table shows the number of bonds held by each Fund, and the number of bonds in its target index, as of June 30, 2001.

      ------------------------------------------------------------
                                    NUMBER OF   NUMBER OF BONDS IN
      FUND                          BONDS HELD     TARGET INDEX
      ------------------------------------------------------------
      Total Bond Market Index          790           6,144
      Short-Term Bond Index            276           1,916
      Intermediate-Term Bond Index     227           1,422
      Long-Term Bond Index             206           1,361
      ------------------------------------------------------------


 CORPORATE SUBSTITUTION STRATEGY. In "sampling" its target index, each of the Vanguard Bond Index Funds has the flexibility to overweight particular types of bonds relative to its representation in the target index. For the Total Bond Market and Short-Term Bond Index Funds, this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase a Fund's income, but it may also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Funds limit corporate substitutions to bonds with less than 4 years' remaining maturity, and each Fund will limit corporate substitutions to approximately 15% of its net assets.


MARKET EXPOSURE
The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

Changes in interest rates can affect bond income as well as bond prices.

[FLAG]EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

19

 Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

 To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

-------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                          VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)
Intermediate-Term (10 years)     932        1,074        870         1,156
Long-Term (20 years)             901        1,116        816         1,251
------------------------------------------------------------------------------

 These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

 While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED SECURITIES, THE TOTAL BOND MARKET INDEX FUND IS SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

 Since the Total Bond Market Index Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] EACH FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY


 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------


 The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the dollar-weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., as of June 30, 2001.

-------------------------------------------------------------
                                 AVERAGE CREDIT QUALITY
                              -------------------------------
FUND                          FUND'S HOLDINGS   TARGET INDEX
-------------------------------------------------------------
Total Bond Market Index             Aa1            Aaa
Short-Term Bond Index               Aa2            Aa1
Intermediate-Term Bond Index        Aa3            Aa2
Long-Term Bond Index                Aa2            Aa1
-------------------------------------------------------------



[FLAG] EACH FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.

 To a limited extent, the Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
 Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.
 To help you distinguish among the Funds and their various risks, a summary table is provided below.


------------------------------------------------------------------------
                                         RISKS OF THE FUNDS
                              ------------------------------------------
                               INCOME   INTEREST   PREPAYMENT    CREDIT
FUND                            RISK    RATE RISK     RISK        RISK
------------------------------------------------------------------------
Total Bond Market Index       Moderate  Moderate    Moderate      Low
Short-Term Bond Index           High       Low         Low        Low
Intermediate-Term Bond Index  Moderate  Moderate       Low        Low
Long-Term Bond Index            Low       High         Low        Low
------------------------------------------------------------------------

21

SECURITY SELECTION

The Total Bond Market Index Fund invests at least 80% of its assets in securities included in its target index. The other Funds invest at least 65% of their total assets in securities included in their target indexes. Each Fund's target index is actually a subset of the Lehman Brothers Aggregate Bond Index (except for the Total Bond Market Index Fund, whose target index is the Lehman Brothers Aggregate Bond Index). This Index measures the total universe of investment-grade fixed income securities in the United States--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities over 1 year.


 As of June 30, 2001, each Fund's target index was composed of the following types of bonds.


--------------------------------------------------------------------------------
                            TARGET INDEX COMPOSITION
--------------------------------------------------------------------------------
                                                           INTERNATIONAL
                           U.S.                MORTGAGE-      DOLLAR-
FUND                    GOVERNMENT  CORPORATE   BACKED      DENOMINATED   TOTAL
--------------------------------------------------------------------------------
Total Bond Market Index    23.8%      39.3%      35.4%         1.5%         100%
Short-Term Bond Index      48.0       50.2        0.0          1.8          100
Intermediate-Term
 Bond Index                41.3       55.1        0.0          3.6          100
Long-Term Bond Index       54.8       41.8        0.0          3.4          100
--------------------------------------------------------------------------------

 An explanation of each type of bond follows.

- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or to a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: Each Fund expects to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies.)
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.

     (Note: The Total Bond Market Index Fund may also invest in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in fixed income securities that make up its target index, each Fund may invest up to 35% of its total assets (20% in the case of the Total Bond Market Index Fund) in fixed income securities not in the target index. The Funds may purchase nonpublic investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Funds may also purchase securities that are not in their target indexes but are within the larger Lehman Brothers Aggregate Bond Index. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
MAY  INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
TRADITIONAL INVESTMENTS.

23

 The Funds may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Funds will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. Each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
 The reasons for which a Fund will invest in futures and options  are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
 The Funds may also invest in relatively conservative classes of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

ACCOUNT MAINTENANCE FEE

Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. The account maintenance fee is $2.50 per quarter, deducted from dividends, if your account balance is below $10,000 during the last week of January, April, July, and October. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:


- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

25


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic bond index funds was approximately 59%; for all domestic bond funds, the average turnover rate was approximately 89%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
 For the fiscal year ended December 31, 2001, and the six-month period ended June 30, 2001, the advisory expenses represented effective annual rates of 0.01% and 0.02%, respectively, of the Funds' average net assets.
 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
 The managers primarily responsible for overseeing the Funds' investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

 KENNETH E. VOLPERT, CFA. Principal of Vanguard and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994. Education: B.S., University of Illinois; M.B.A., University of Chicago.

 FELIX B. LIM, Principal of Vanguard and Fund Manager. He has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; worked as a credit analyst until January 2000; and has managed the Short-Term Bond Index and Long-Term Bond Index Funds since
 January 2000. Education: B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest, less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
 As a shareholder, you are entitled to your portion of a fund's income from interest as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

27

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Capital gains distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION


BACKUP WITHHOLDING. By law, Vanguard must withhold 30.5% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.


FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

 Unless you are investing through a tax-deferred  retirement account (such as an
 IRA), you should avoid buying shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
 You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
 Bonds held by a Vanguard fund are valued based on information furnished by an independent pricing service or reliable market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
 When pricing service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables pertain to the Funds' Investor Shares; Admiral Shares were not available during the periods shown. The tables are intended to help you understand each Fund's financial performance for the past five years, plus the six months ended June 30, 2001, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the five years ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. The information for the

29

six-month period ended June 30, 2001, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Total Bond Market Index Fund as an example. The Fund began the six-month period ended June 30, 2001, with a net asset value (price) of $9.96 per share. During the period, the Fund earned $0.321 per share from investment income (interest and dividends) and $0.08 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

 Shareholders received $0.321 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the period was $10.04, reflecting earnings of $0.401 per share and distributions of $0.321 per share. This was an increase of $0.08 per share (from $9.96 at the beginning of the period to $10.04 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.06% for the period.

 As of June 30, 2001, the Fund had $13 billion in net assets. For the period, its annualized expense ratio was 0.22% ($2.20 per $1,000 of net assets); and
 its annualized net investment income amounted to 6.41% of its average net assets. It sold and replaced securities valued at an annualized rate of 72% of its net assets.
--------------------------------------------------------------------------------


                                                                      VANGUARD TOTAL BOND MARKET INDEX FUND
                                                                                 INVESTOR SHARES
                                                                             YEAR ENDED DECEMBER 31,
                                    SIX MONTHS ENDED    ---------------------------------------------------------------------
                                       JUNE 30, 2001*         2000         1999         1998         1997         1996
 ----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $9.96         $9.56       $10.27       $10.09       $ 9.84       $10.14
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .321          .648         .617         .624         .645         .640
 Net Realized and Unrealized Gain (Loss) on     .080          .400        (.695)        .218         .250        (.300)
  Investments
                                             --------------------------------------------------------------------------------
   Total from Investment Operations             .401         1.048        (.078)        .842         .895         .340
                                             --------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.321)        (.648)       (.617)       (.624)       (.645)       (.640)
 Distributions from Realized Capital Gains        --            --        (.015)       (.038)          --           --
                                             --------------------------------------------------------------------------------
   Total Distributions                         (.321)        (.648)       (.632)       (.662)       (.645)       (.640)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.04         $9.96       $ 9.56       $10.27       $10.09       $ 9.84
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                                 4.06%        11.39%       -0.76%        8.58%        9.44%        3.58%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $13,025       $11,180       $9,477       $7,765       $5,129       $2,962
 Ratio of Total Expenses to
  Average Net Assets                          0.22%+         0.22%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net Investment Income to Average
  Net Assets                                  6.41%+         6.72%        6.26%        6.10%        6.54%        6.54%
 Turnover Rate                                  72%+           53%          55%          57%          39%          39%
-----------------------------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.
 +Annualized.

                                                VANGUARD SHORT-TERM BOND INDEX FUND
                                                          INVESTOR SHARES
                                                      YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED      ------------------------------------------------------------------
                 JUNE 30, 2001*        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,         $9.96        $9.73       $10.10       $10.00       $ 9.92       $10.07
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .297         .601         .539         .574         .597         .587
 Net Realized and
  Unrealized Gain
  (Loss) on               .160         .230        (.336)        .168         .080        (.146)
  Investments
                        ------------------------------------------------------------------------------
  Total from
    Investment            .457         .831         .203         .742         .677         .441
    Operations
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.297)       (.601)       (.539)       (.574)       (.597)       (.587)
 Distributions from
  Realized Capital          --           --        (.034)       (.068)          --        (.004)
  Gains
                        ------------------------------------------------------------------------------
  Total                  (.297)       (.601)       (.573)       (.642)       (.597)       (.591)
    Distributions
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.12        $9.96       $ 9.73       $10.10       $10.00       $ 9.92
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           4.63%        8.84%        2.08%        7.63%        7.04%        4.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)     $1,527       $1,287       $1,156         $709         $446         $328
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    5.91%+        6.16%        5.48%        5.68%        6.03%        5.93%
 Turnover Rate           157%+          74%         108%         112%          88%          65%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.




                                                  VANGUARD INTERMEDIATE-TERM BOND
                                                             INDEX FUND
                                                          INVESTOR SHARES
                                                     YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED       -----------------------------------------------------------------
                JUNE 30, 2001*         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,        $10.02       $ 9.51       $10.48       $10.20       $ 9.96       $10.37
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .328         .654         .628         .647         .661         .648
 Net Realized and
  Unrealized Gain (Loss) on
    Investments           .090         .510        (.936)        .353         .240        (.406)
                        ------------------------------------------------------------------------------
  Total from Investment
    Operations            .418        1.164        (.308)       1.000         .901         .242
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.328)       (.654)       (.628)       (.647)       (.661)       (.648)
 Distributions from
  Realized Capital Gains    --           --        (.034)       (.073)          --        (.004)
                        ------------------------------------------------------------------------------
  Total Distributions    (.328)       (.654)       (.662)       (.720)       (.661)       (.652)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.11       $10.02       $ 9.51       $10.48       $10.20       $ 9.96
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           4.21%       12.78%       -3.00%       10.09%        9.41%        2.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)     $1,881       $1,642       $1,449       $1,102         $687         $460
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    6.52%+        6.83%        6.33%        6.23%        6.64%        6.54%
 Turnover Rate           128%+          81%         120%          77%          56%          80%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

31

                                                 VANGUARD LONG-TERM BOND INDEX FUND
                                                          INVESTOR SHARES
                                                      YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED        -----------------------------------------------------------------
                JUNE 30, 2001*         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,        $10.66       $ 9.77       $11.32       $10.78       $10.08       $10.82
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .342         .679         .662         .666         .678         .674
 Net Realized and
  Unrealized Gain
  (Loss) on              (.050)        .890       (1.531)        .588         .700        (.731)
  Investments
                        ------------------------------------------------------------------------------
  Total from
    Investment            .292        1.569        (.869)       1.254        1.378        (.057)
    Operations
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.342)       (.679)       (.662)       (.666)       (.678)       (.674)
 Distributions from
  Realized Capital          --           --        (.019)       (.048)          --        (.009)
  Gains
                        ------------------------------------------------------------------------------
  Total                  (.342)       (.679)       (.681)       (.714)       (.678)       (.683)
    Distributions
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.61       $10.66       $ 9.77       $11.32       $10.78       $10.08
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           2.76%       16.64%       -7.85%       11.98%       14.30%       -0.26%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)       $462         $417         $313         $210          $88          $44
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    6.45%+        6.71%        6.39%        6.01%        6.66%        6.75%
 Turnover Rate           111%+          56%          61%          57%          58%          46%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.


                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES


ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
 Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.


ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.


HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-Fund number. For a list of fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

33

PORTFOLIO TRANSACTION FEES
The Funds reserve the right to charge a purchase fee to investors whose aggregate share purchases equal or exceed the following amounts:
 Total Bond Market Index Fund--$250 million
 Short-Term Bond Index Fund--$50 million
 Intermediate-Term Bond Index Fund--$50 million
 Long-Term Bond Index Fund--$10 million

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard accepts your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m., Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.

TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
 Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares of Vanguard Total Bond Market Index Fund into Institutional Shares of the same Fund, provided that your account balance is at least $10 million. The Fund's Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

35

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY WRITING A CHECK: If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) if you redeem shares with a same-day wire request by 10:45 a.m., Eastern time (available for money market funds only), the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. A $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

37

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES. To discourage market-timing, Vanguard Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

39

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
 If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment.
 Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Bond Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
- Performance assessments with comparisons to industry benchmarks.
- Reports from the adviser.
- Financial statements with detailed listings of the Fund's holdings.
 To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.


CONTACTING VANGUARD

ONLINE
VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD  TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and
 account information
- For redemptions by check,  exchange,  or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739  (CREW)
(Text telephone at 1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
- For Admiral account  information
- For most Admiral transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

41

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815


FUND NUMBERS
Please use the specific fund number when contacting us about:
 Vanguard Total Bond Market Index Fund--84 (Investor Shares) or 584 (Admiral Shares)
 Vanguard Short-Term Bond Index Fund--132 (Investor Shares) or 5132 (Admiral Shares)
 Vanguard Intermediate-Term Bond Index Fund--314 (Investor Shares) or 5314 (Admiral Shares)
 Vanguard Long-Term Bond Index Fund--522 (Investor Shares only).

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.


BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.


CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign-currency risk.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[Vanguard Ship Logo]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-4681

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P084 112001

PLACEHOLDER FOR I084 COVER

VANGUARD BOND INDEX FUNDS
Investor Shares
Participant Prospectus
November 12, 2001


A Group of Bond Index Mutual Funds


CONTENTS
  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Bond Market Index Fund
    5 Vanguard Short-Term Bond Index Fund
    8 Vanguard Intermediate-Term Bond Index Fund
    11 Vanguard Long-Term Bond Index Fund
 14 MORE ON THE FUNDS
 21 THE FUNDS AND VANGUARD
 22 INVESTMENT ADVISER
 22 DIVIDENDS, CAPITAL GAINS, AND TAXES
 23 SHARE PRICE
 24 FINANCIAL HIGHLIGHTS
 27 INVESTING WITH VANGUARD
 28 ACCESSING FUND INFORMATION BY COMPUTER
 GLOSSARY (inside back cover)


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHARE CLASSES

 This  prospectus  offers  the  Funds'  Investor  Shares  and  is  intended  for
 participants  in  employer-sponsored   retirement  or  savings  plans.  Another
 version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

 The Funds' separate share classes have different expenses; as a result, their investment performances will differ. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
 An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
 An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the four Vanguard Bond Index Funds. Three of these Funds seek to track a particular segment of the U.S. bond market; the fourth Fund seeks to track the entire U.S. bond market.

---------------------------------------------------------------------
FUND                                        SEEKS TO TRACK
---------------------------------------------------------------------
Vanguard Total Bond Market Index Fund       The overall bond market
Vanguard Short-Term Bond Index Fund         Short-term bonds
Vanguard Intermediate-Term Bond Index Fund  Intermediate-term bonds
Vanguard Long-Term Bond IndexFund           Long-term bonds
---------------------------------------------------------------------

 On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) TOTAL BOND MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed income securities in the United States--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.
 The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:


- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to flucuate.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
- Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk should be moderate for the Fund because it invests only a portion of its assets in mortgage-backed bonds.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

3

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1991 -- 15.25%
                        1992 -- 7.14%
                        1993 -- 9.68%
                        1994 -- -2.66%
                        1995 -- 18.18%
                        1996 -- 3.58%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 8.52%.
      ----------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 6.01% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).


      ----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      ----------------------------------------------------------------------
                                              1 YEAR   5 YEARS      10 YEARS
      ----------------------------------------------------------------------
      Vanguard Total Bond Market Index Fund    11.39%    6.35%      7.80%
      Lehman Brothers Aggregate Bond Index     11.63     6.46       7.96
      ----------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None  *
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.20%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.22%

     *A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $23         $71       $124         $280
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    TotBd
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          084

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937108
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBMFX
December 11, 1986


NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$18.4 billion
--------------------------------------------------------------------------------

5

FUND PROFILE--
VANGUARD(R) SHORT-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers 1-5 Year Government/Credit Index. This Index is made up of U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 1 and 5 years.
 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 1 and 5 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1995 -- 12.88%
                        1996 -- 4.55%
                        1997 -- 7.04%
                        1998 -- 7.63%
                        1999 -- 2.08%
                        2000 -- 8.84%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 8.70%.
      ----------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995), and the lowest return for a quarter was -0.29% (quarter ended June 30, 1994).


      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                            1 YEAR  5 YEARS   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Short-Term Bond Index Fund    8.84%   6.00%          6.16%
      Lehman Brothers 1-5 Year               8.91    6.06           6.23
       Government/Credit Index
      -------------------------------------------------------------------------
      *March 1, 1994.
      -------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None  *
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.20%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.22%

      *A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million by a single investor.

7

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $23         $71       $124          $280
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    STBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          132

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937207
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBISX
March 1, 1994


NET ASSETS (INVESTOR SHARES) AS OF
JUNE 30, 2001
$1.5 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers 5-10 Year Government/Credit Index. This Index includes U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 5 and 10 years.
 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to flucuate.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

9

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1995 -- 21.07%
                        1996 -- 2.55%
                        1997 -- 9.41%
                        1998 -- 10.09%
                        1999 -- -3.00%
                        2000 -- 12.78%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 9.64%.
      ----------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).


      --------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      --------------------------------------------------------------------------
                                             1 YEAR  5 YEARS   SINCE INCEPTION*
      --------------------------------------------------------------------------
      Vanguard Intermediate-Term Bond
       Index Fund                            12.78%   6.21%          7.01%
      Lehman Brothers 5-10 Year              12.44    6.21           7.05
       Government/Credit Index
      --------------------------------------------------------------------------
       *March 1, 1994.
      --------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None  *
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.20%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.22%

      *A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million by a single investor.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $23         $71       $124         $280
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    ITBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          314

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937306
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBIIX
March 1, 1994


NET ASSETS (INVESTOR SHARES) AS OF
JUNE 30, 2001
$1.9 billion
--------------------------------------------------------------------------------

11

FUND PROFILE-- VANGUARD(R) LONG-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Long Government/Credit Index. This Index is made up of U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years.
 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 20 and 30 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be high for the Fund, because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1995 -- 29.72%
                        1996 -- -0.26%
                        1997 -- 14.30%
                        1998 -- 11.98%
                        1999 -- -7.85%
                        2000 -- 16.64%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 8.11%.
      ----------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995), and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).


      -----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      -----------------------------------------------------------------------
                                          1 YEAR  5 YEARS   SINCE INCEPTION*
      -----------------------------------------------------------------------
      Vanguard Long-Term Bond Index Fund  16.64%   6.53%          8.06%
      Lehman Brothers Long                16.16    6.58           8.11
       Government/Credit Index
      -----------------------------------------------------------------------
       *March 1, 1994.
      -----------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None  *
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.18%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.21%

      *A portfolio transaction fee of 0.21% may apply to aggregate purchases over $10 million by a single investor.

13

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $22         $68       $118         $268
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    LTBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          522

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937405
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBLTX
March 1, 1994


NET ASSETS AS OF JUNE 30, 2001
$462 million
--------------------------------------------------------------------------------

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
 The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
 Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions--to a minimum.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
 REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
 SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, included more than 6,144 separate bonds as of June 30,
2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For bond funds, these factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. With this approach, since the fund does not purchase all issues in the target index, the issues (and issuers) that are purchased will most likely be held in relatively greater percentages than in the target index. Each of the Bond Index Funds employs this method of indexing.
 The following table shows the number of bonds held by each Fund, and the number of bonds in its target index, as of June 30, 2001.

15


      ------------------------------------------------------------
                                    NUMBER OF    NUMBER OF BONDS
      FUND                          BONDS HELD   IN TARGET INDEX
      ------------------------------------------------------------
      Total Bond Market Index          790           6,144
      Short-Term Bond Index            276           1,916
      Intermediate-Term Bond Index     227           1,422
      Long-Term Bond Index             206           1,361
      ------------------------------------------------------------


 CORPORATE SUBSTITUTION STRATEGY. In "sampling" its target index, each of the Vanguard Bond Index Funds has the flexibility to overweight particular types of bonds relative to its representation in the target index. For the Total Bond Market and Short-Term Bond Index Funds, this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase a Fund's income, but it may also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Funds limit corporate substitutions to bonds with less than 4 years' remaining maturity, and each Fund will limit corporate substitutions to approximately 15% of its net assets.


MARKET EXPOSURE
The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

 Changes in interest rates can affect bond income as well as bond prices.

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

 Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
 To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956         $1,046
Intermediate-Term (10          932                       870          1,156
years)                                     1,074
Long-Term (20 years)           901         1,116         816          1,251
--------------------------------------------------------------------------------

 These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

 While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED SECURITIES, THE TOTAL BOND MARKET INDEX FUND IS SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

 Since the Total Bond Market Index Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] EACH FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------


 The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the dollar-weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., as of June 30, 2001.

17


-------------------------------------------------------------
                                  AVERAGE CREDIT QUALITY
                              -------------------------------
FUND                          FUND'S HOLDINGS   TARGET INDEX
-------------------------------------------------------------
Total Bond Market Index             Aa1            Aaa
Short-Term Bond Index               Aa2            Aa1
Intermediate-Term Bond Index        Aa3            Aa2
Long-Term Bond Index                Aa2            Aa1
-------------------------------------------------------------


[FLAG] EACH FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.

 To a limited extent, the Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
 Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.
 To help you distinguish among the Funds and their various risks, a summary table is provided below.

-----------------------------------------------------------------------
                                        RISKS OF THE FUNDS
                              -----------------------------------------
                               INCOME   INTEREST   PREPAYMENT   CREDIT
FUND                            RISK    RATE RISK     RISK       RISK
-----------------------------------------------------------------------
Total Bond Market Index       Moderate  Moderate    Moderate     Low
Short-Term Bond Index           High       Low        Low        Low
Intermediate-Term Bond Index  Moderate  Moderate      Low        Low
Long-Term Bond Index            Low       High        Low        Low
-----------------------------------------------------------------------

SECURITY SELECTION


The Total Bond Market Index Fund invests at least 80% of its assets in securities included in its target index. The other Funds invest at least 65% of their total assets in securities included in their target indexes. Each Fund's target index is actually a subset of the Lehman Brothers Aggregate Bond Index (except for the Total Bond Market Index Fund, whose target index is the Lehman Brothers Aggregate Bond Index). This Index measures the total universe of investment-grade fixed income securities in the United States--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities over 1 year.
 As of June 30, 2001, each Fund's target index was composed of the following types of bonds.


--------------------------------------------------------------------------------
                            TARGET INDEX COMPOSITION
--------------------------------------------------------------------------------
                                                          INTERNATIONAL
                           U.S.                MORTGAGE-     DOLLAR-
FUND                    GOVERNMENT  CORPORATE   BACKED     DENOMINATED     TOTAL
--------------------------------------------------------------------------------
Total Bond Market Index    23.8%     39.3%      35.4%         1.5%          100%
Short-Term Bond Index      48.0      50.2        0.0          1.8           100
Intermediate-Term
 Bond Index                41.3      55.1        0.0          3.6           100
Long-Term Bond Index       54.8      41.8        0.0          3.4           100
--------------------------------------------------------------------------------

 An explanation of each type of bond follows.

- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or to a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: Each Fund expects to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies.)
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not. (Note: The Total Bond Market Index Fund may also invest in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.

19

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in fixed income securities that make up its target index, each Fund may invest up to 35% of its total assets (20% in the case of the Total Bond Market Index Fund) in fixed income securities not in the target index. The Funds may purchase nonpublic investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Funds may also purchase securities that are not in their target indexes but are within the larger Lehman Brothers Aggregate Bond Index. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
MAY  INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
TRADITIONAL INVESTMENTS.

 The Funds may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Funds will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. Each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

 The reasons for which a Fund will invest in futures and options  are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

 The Funds may also invest in relatively conservative classes of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING


Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering  shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

21

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic bond index funds was approximately 59%; for all domestic bond funds, the average turnover rate was approximately 89%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
 For the fiscal year ended December 31, 2001, and the six-month period ended June 30, 2001, the advisory expenses represented effective annual rates of 0.01% and 0.02%, respectively, of the Funds' average net assets.
 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
 The managers primarily responsible for overseeing the Funds' investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

 KENNETH E. VOLPERT, CFA. Principal of Vanguard and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994. Education: B.S., University of Illinois; M.B.A., University of Chicago.

 FELIX B. LIM, Principal of Vanguard and Fund Manager. He has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; worked as a credit analyst until January 2000; and has managed the Short-Term Bond Index and Long-Term Bond Index Funds since
 January 2000. Education: B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest, less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year.

23
ally be required to make supplemental capital gains distributions at some other time during the year.
     Your dividend distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
 Bonds held by a Vanguard fund are valued based on information furnished by an independent pricing service or reliable market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
 When pricing service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, plus the six months ended June 30, 2001, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the five years ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. The information for the six-month period ended June 30, 2001, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


 This explanation uses the Total Bond Market Index Fund as an example. The Fund began the six-month period ended June 30, 2001, with a net asset value (price) of $9.96 per share. During the period, the Fund earned $0.321 per share from investment income (interest and dividends) and $0.08 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

 Shareholders received $0.321 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the period was $10.04, reflecting earnings of $0.401 per share and distributions of $0.321 per share. This was an increase of $0.08 per share (from $9.96 at the beginning of the period to $10.04 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.06% for the period.

 As of June 30, 2001, the Fund had $13 billion in net assets. For the period, its annualized expense ratio was 0.22% ($2.20 per $1,000 of net assets); and its net annualized investment income amounted to 6.41% of its average net assets. It sold and replaced securities valued at an annualized rate of 72% of its net assets.
--------------------------------------------------------------------------------

25

                                                                      VANGUARD TOTAL BOND MARKET INDEX FUND
                                                                                 INVESTOR SHARES
                                                                             YEAR ENDED DECEMBER 31,
                                    SIX MONTHS ENDED    ---------------------------------------------------------------------
                                       JUNE 30, 2001*         2000         1999         1998         1997         1996
 ----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $9.96         $9.56       $10.27       $10.09       $ 9.84       $10.14
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .321          .648         .617         .624         .645         .640
 Net Realized and Unrealized Gain (Loss) on     .080          .400        (.695)        .218         .250        (.300)
  Investments
                                             --------------------------------------------------------------------------------
   Total from Investment Operations             .401         1.048        (.078)        .842         .895         .340
                                             --------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.321)        (.648)       (.617)       (.624)       (.645)       (.640)
 Distributions from Realized Capital Gains        --            --        (.015)       (.038)          --           --
                                             --------------------------------------------------------------------------------
   Total Distributions                         (.321)        (.648)       (.632)       (.662)       (.645)       (.640)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.04         $9.96       $ 9.56       $10.27       $10.09       $ 9.84
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                                 4.06%        11.39%       -0.76%        8.58%        9.44%        3.58%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $13,025       $11,180       $9,477       $7,765       $5,129       $2,962
 Ratio of Total Expenses to
  Average Net Assets                          0.22%+         0.22%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net Investment Income to Average
  Net Assets                                  6.41%+         6.72%        6.26%        6.10%        6.54%        6.54%
 Turnover Rate                                  72%+           53%          55%          57%          39%          39%
-----------------------------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.
 +Annualized.

                                                VANGUARD SHORT-TERM BOND INDEX FUND
                                                          INVESTOR SHARES
                                                      YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED      ------------------------------------------------------------------
                 JUNE 30, 2001*        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,         $9.96        $9.73       $10.10       $10.00       $ 9.92       $10.07
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .297         .601         .539         .574         .597         .587
 Net Realized and
  Unrealized Gain
  (Loss) on               .160         .230        (.336)        .168         .080        (.146)
  Investments
                        ------------------------------------------------------------------------------
  Total from
    Investment            .457         .831         .203         .742         .677         .441
    Operations
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.297)       (.601)       (.539)       (.574)       (.597)       (.587)
 Distributions from
  Realized Capital          --           --        (.034)       (.068)          --        (.004)
  Gains
                        ------------------------------------------------------------------------------
  Total                  (.297)       (.601)       (.573)       (.642)       (.597)       (.591)
    Distributions
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.12        $9.96       $ 9.73       $10.10       $10.00       $ 9.92
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           4.63%        8.84%        2.08%        7.63%        7.04%        4.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)     $1,527       $1,287       $1,156         $709         $446         $328
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    5.91%+        6.16%        5.48%        5.68%        6.03%        5.93%
 Turnover Rate           157%+          74%         108%         112%          88%          65%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.




                                                  VANGUARD INTERMEDIATE-TERM BOND
                                                             INDEX FUND
                                                          INVESTOR SHARES
                                                     YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED       -----------------------------------------------------------------
                JUNE 30, 2001*         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,        $10.02       $ 9.51       $10.48       $10.20       $ 9.96       $10.37
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .328         .654         .628         .647         .661         .648
 Net Realized and
  Unrealized Gain (Loss) on
    Investments           .090         .510        (.936)        .353         .240        (.406)
                        ------------------------------------------------------------------------------
  Total from Investment
    Operations            .418        1.164        (.308)       1.000         .901         .242
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.328)       (.654)       (.628)       (.647)       (.661)       (.648)
 Distributions from
  Realized Capital Gains    --           --        (.034)       (.073)          --        (.004)
                        ------------------------------------------------------------------------------
  Total Distributions    (.328)       (.654)       (.662)       (.720)       (.661)       (.652)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.11       $10.02       $ 9.51       $10.48       $10.20       $ 9.96
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           4.21%       12.78%       -3.00%       10.09%        9.41%        2.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)     $1,881       $1,642       $1,449       $1,102         $687         $460
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    6.52%+        6.83%        6.33%        6.23%        6.64%        6.54%
 Turnover Rate           128%+          81%         120%          77%          56%          80%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

31

                                                 VANGUARD LONG-TERM BOND INDEX FUND
                                                          INVESTOR SHARES
                                                      YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED        -----------------------------------------------------------------
                JUNE 30, 2001*         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,        $10.66       $ 9.77       $11.32       $10.78       $10.08       $10.82
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .342         .679         .662         .666         .678         .674
 Net Realized and
  Unrealized Gain
  (Loss) on              (.050)         .890       (1.531)        .588         .700        (.731)
  Investments
                        ------------------------------------------------------------------------------
  Total from
    Investment            .292        1.569        (.869)       1.254        1.378        (.057)
    Operations
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.342)       (.679)       (.662)       (.666)       (.678)       (.674)
 Distributions from
  Realized Capital          --           --        (.019)       (.048)          --        (.009)
  Gains
                        ------------------------------------------------------------------------------
  Total                  (.342)       (.679)       (.681)       (.714)       (.678)       (.683)
    Distributions
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.61       $10.66       $ 9.77       $11.32       $10.78       $10.08
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           2.76%       16.64%       -7.85%       11.98%       14.30%       -0.26%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)       $462         $417         $313         $210          $88          $44
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    6.45%+        6.71%        6.39%        6.01%        6.66%        6.75%
 Turnover Rate           111%+          56%          61%          57%          58%          46%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

27

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
 In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.
 You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.


EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
 Before making an exchange to or from another fund available in your plan, consider the following: n Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.


BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.


CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign-currency risk.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform-- a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Institutional  Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION  PROVIDED BY THE  SECURITIES AND EXCHANGE  COMMISSION  (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-4681

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I084  112001

PLACEHOLDER FOR I584 COVER

VANGUARD BOND INDEX FUNDS
Admiral Shares
Participant Prospectus
November 12, 2001


A Group of Bond Index Mutual Funds

CONTENTS
  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Bond Market Index Fund
    5 Vanguard Short-Term Bond Index Fund
    8 Vanguard Intermediate-Term Bond Index Fund
 11 MORE ON THE FUNDS
 18 THE FUNDS AND VANGUARD
 19 INVESTMENT ADVISER
 20 DIVIDENDS, CAPITAL GAINS, AND TAXES
 20 SHARE PRICE
 21 FINANCIAL HIGHLIGHTS
 23 INVESTING WITH VANGUARD
 24 ACCESSING FUND INFORMATION BY COMPUTER
 GLOSSARY (inside back cover)


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 SHARE CLASSES

 This prospectus offers the Funds' Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

 The Funds' separate share classes have different expenses; as a result, their investment performances will differ. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
 An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
 An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the three Vanguard Bond Index Funds. Two of these Funds seek to track a particular segment of the U.S. bond market; the third Fund seeks to track the entire U.S. bond market.


---------------------------------------------------------------------
FUND                                        SEEKS TO TRACK
---------------------------------------------------------------------
Vanguard Total Bond Market Index Fund       The overall bond market
Vanguard Short-Term Bond Index Fund         Short-term bonds
Vanguard Intermediate-Term Bond Index Fund  Intermediate-term bonds
---------------------------------------------------------------------


 On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) TOTAL BOND MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed income securities in the United States--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.
 The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to flucuate.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
- Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk should be moderate for the Fund because it invests only a portion of its assets in mortgage-backed bonds.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

3

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1991 -- 15.25%
                        1992 -- 7.14%
                        1993 -- 9.68%
                        1994 -- -2.66%
                        1995 -- 18.18%
                        1996 -- 3.58%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 8.52%.
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 6.01% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).

      ----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      ----------------------------------------------------------------------
                                              1 YEAR   5 YEARS      10 YEARS
      ----------------------------------------------------------------------
      Vanguard Total Bond Market Index Fund    11.39%    6.35%      7.80%
      Lehman Brothers Aggregate Bond Index     11.63     6.46       7.96
      ----------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None  *
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.15%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.17%

    *A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $17         $55        $96         $217
-------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    TotBdAdml
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          584

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937603
since inception

INCEPTION DATE
Investor Shares--December 11, 1986
Admiral Shares--November 12, 2001

NET ASSETS (INVESTOR SHARES) AS OF
JUNE 30, 2001
$18.4 billion
--------------------------------------------------------------------------------

5

FUND PROFILE--
VANGUARD(R) SHORT-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers 1-5 Year Government/Credit Index. This Index is made up of U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 1 and 5 years.
 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 1 and 5 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1995 -- 12.88%
                        1996 -- 4.55%
                        1997 -- 7.04%
                        1998 -- 7.63%
                        1999 -- 2.08%
                        2000 -- 8.84%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 8.70%.
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995), and the lowest return for a quarter was -0.29% (quarter ended June 30, 1994).

      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                            1 YEAR  5 YEARS   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Short-Term Bond Index Fund    8.84%   6.00%          6.16%
      Lehman Brothers 1-5 Year               8.91    6.06           6.23
       Government/Credit Index
      -------------------------------------------------------------------------
      *March 1, 1994.
      -------------------------------------------------------------------------

7

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None*
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.15%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.17%

    *A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million by a single investor.

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $17         $55        $96          $217
-------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    STBondAdml
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          5132

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937702
since inception

INCEPTION DATE
Investor Shares--March 1, 1994
Admiral Shares--November 12, 2001

NET ASSETS (INVESTOR SHARES) AS OF
JUNE 30, 2001
$1.5 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers 5-10 Year Government/Credit Index. This Index includes U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 5 and 10 years.
 The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to flucuate.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

9

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1995 -- 21.07%
                        1996 -- 2.55%
                        1997 -- 9.41%
                        1998 -- 10.09%
                        1999 -- -3.00%
                        2000 -- 12.78%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 9.64%.
      ----------------------------------------------------

 During the period shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).

      --------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      --------------------------------------------------------------------------
                                             1 YEAR  5 YEARS   SINCE INCEPTION*
      --------------------------------------------------------------------------
      Vanguard Intermediate-Term Bond
       Index Fund                            12.78%   6.21%          7.01%
      Lehman Brothers 5-10 Year              12.44    6.21           7.05
       Government/Credit Index
      --------------------------------------------------------------------------
       *March 1, 1994.
      --------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None*
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.15%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.17%

    *A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million by a single investor.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $17         $55        $96         $217
-------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    ITBondAdml
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          5314

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937801
since inception

INCEPTION DATE
Investor Shares--March 1, 1994
Admiral Shares--November 12, 2001

NET ASSETS (INVESTOR SHARES) AS OF
JUNE 30, 2001
$1.9 billion
--------------------------------------------------------------------------------

11

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
 The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
 Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions--to a minimum.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
 REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
 SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, included more than 6,144 separate bonds as of June 30,
2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For bond funds, these factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. With this approach, since the fund does not purchase all issues in the target index, the issues (and issuers) that are purchased will most likely be held in relatively greater percentages than in the target index. Each of the Bond Index Funds employs this method of indexing.
 The following table shows the number of bonds held by each Fund, and the number of bonds in its target index, as of June 30, 2001.

15


      ------------------------------------------------------------
                                    NUMBER OF    NUMBER OF BONDS
      FUND                          BONDS HELD   IN TARGET INDEX
      ------------------------------------------------------------
      Total Bond Market Index          790           6,144
      Short-Term Bond Index            276           1,916
      Intermediate-Term Bond Index     227           1,422
      ------------------------------------------------------------

 CORPORATE SUBSTITUTION STRATEGY. In "sampling" its target index, each of the Vanguard Bond Index Funds has the flexibility to overweight particular types of bonds relative to its representation in the target index. For the Total Bond Market and Short-Term Bond Index Funds, this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase a Fund's income, but it may also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Funds limit corporate substitutions to bonds with less than 4 years' remaining maturity, and each Fund will limit corporate substitutions to approximately 15% of its net assets.

MARKET EXPOSURE
The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

 Changes in interest rates can affect bond income as well as bond prices.

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

 Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
 To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956         $1,046
Intermediate-Term (10          932                       870          1,156
years)                                     1,074
Long-Term (20 years)           901         1,116         816          1,251
--------------------------------------------------------------------------------

 These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

 While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED SECURITIES, THE TOTAL BOND MARKET INDEX FUND IS SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

 Since the Total Bond Market Index Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] EACH FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------

 The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the dollar-weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., as of June 30, 2001.

17

-------------------------------------------------------------
                                  AVERAGE CREDIT QUALITY
                              -------------------------------
FUND                          FUND'S HOLDINGS   TARGET INDEX
-------------------------------------------------------------
Total Bond Market Index             Aa1            Aaa
Short-Term Bond Index               Aa2            Aa1
Intermediate-Term Bond Index        Aa3            Aa2
-------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.

 To a limited extent, the Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
 Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.
 To help you distinguish among the Funds and their various risks, a summary table is provided below.

-----------------------------------------------------------------------
                                        RISKS OF THE FUNDS
                              -----------------------------------------
                               INCOME   INTEREST   PREPAYMENT   CREDIT
FUND                            RISK    RATE RISK     RISK       RISK
-----------------------------------------------------------------------
Total Bond Market Index       Moderate  Moderate    Moderate     Low
Short-Term Bond Index           High       Low        Low        Low
Intermediate-Term Bond Index  Moderate  Moderate      Low        Low
-----------------------------------------------------------------------

SECURITY SELECTION

The Total Bond Market Index Fund invests at least 80% of its assets in securities included in its target index. The other Funds invest at least 65% of their total assets in securities included in their target indexes. Each Fund's target index is actually a subset of the Lehman Brothers Aggregate Bond Index (except for the Total Bond Market Index Fund, whose target index is the Lehman Brothers Aggregate Bond Index). This Index measures the total universe of investment-grade fixed income securities in the United States--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities over 1 year.
 As of June 30, 2001, each Fund's target index was composed of the following types of bonds.

--------------------------------------------------------------------------------
                            TARGET INDEX COMPOSITION
--------------------------------------------------------------------------------
                                                          INTERNATIONAL
                           U.S.                MORTGAGE-     DOLLAR-
FUND                    GOVERNMENT  CORPORATE   BACKED     DENOMINATED     TOTAL
--------------------------------------------------------------------------------
Total Bond Market Index    23.8%     39.3%      35.4%         1.5%          100%
Short-Term Bond Index      48.0      50.2        0.0          1.8           100
Intermediate-Term
 Bond Index                41.3      55.1        0.0          3.6           100
--------------------------------------------------------------------------------

 An explanation of each type of bond follows.

- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or to a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: Each Fund expects to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies.)
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not. (Note: The Total Bond Market Index Fund may also invest in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.

19

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in fixed income securities that make up its target index, each Fund may invest up to 35% of its total assets (20% in the case of the Total Bond Market Index Fund) in fixed income securities not in the target index. The Funds may purchase nonpublic investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Funds may also purchase securities that are not in their target indexes but are within the larger Lehman Brothers Aggregate Bond Index. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
MAY  INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
TRADITIONAL INVESTMENTS.

 The Funds may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Funds will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. Each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

 The reasons for which a Fund will invest in futures and options  are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

 The Funds may also invest in relatively conservative classes of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering  shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

21

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic bond index funds was approximately 59%; for all domestic bond funds, the average turnover rate was approximately 89%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
 For the fiscal year ended December 31, 2001, and the six-month period ended June 30, 2001, the advisory expenses represented effective annual rates of 0.01% and 0.02%, respectively, of the Funds' average net assets.
 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
 The managers primarily responsible for overseeing the Funds' investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

 KENNETH E. VOLPERT, CFA. Principal of Vanguard and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994. Education: B.S., University of Illinois; M.B.A., University of Chicago.

 FELIX B. LIM, Principal of Vanguard and Fund Manager. He has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; worked as a credit analyst until January 2000; and has managed the Short-Term Bond Index and Long-Term Bond Index Funds since
 January 2000. Education: B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest, less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year.

23
ally be required to make supplemental capital gains distributions at some other time during the year.
     Your dividend distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Bonds held by a Vanguard fund are valued based on information furnished by an independent pricing service or reliable market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
     When pricing service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

21

FINANCIAL HIGHLIGHTS

The following financial highlights tables pertain to the Funds' Investor Shares; Admiral Shares were not available during the periods shown. The tables are intended to help you understand each Fund's financial performance for the past five years, plus the six months ended June 30, 2001, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the five years ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2001, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Bond Market Index Fund as an example. The Fund began the six-month period ended June 30, 2001, with a net asset value (price) of $9.96 per share. During the period, the Fund earned $0.321 per share from investment income (interest and dividends) and $0.08 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.321 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $10.04, reflecting earnings of $0.401 per share and distributions of 0.321 per share. This was an increase of $0.08 per share (from $9.96 at the beginning of the period to $10.04 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.06% for the period.

As of June 30, 2001, the Fund had $13 billion in net assets. For the period, its annualized expense ratio was 0.22% ($2.20 per $1,000 of net assets); and its net investment income amounted to 6.41% of its average net assets. It sold and replaced securities valued at an annualized rate of 72% of its net assets.
--------------------------------------------------------------------------------

                                                                      VANGUARD TOTAL BOND MARKET INDEX FUND
                                                                                 INVESTOR SHARES
                                                                             YEAR ENDED DECEMBER 31,
                                    SIX MONTHS ENDED    ---------------------------------------------------------------------
                                       JUNE 30, 2001*         2000         1999         1998         1997         1996
 ----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $9.96         $9.56       $10.27       $10.09       $ 9.84       $10.14
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .321          .648         .617         .624         .645         .640
 Net Realized and Unrealized Gain (Loss) on     .080          .400        (.695)        .218         .250        (.300)
  Investments
                                             --------------------------------------------------------------------------------
   Total from Investment Operations             .401         1.048        (.078)        .842         .895         .340
                                             --------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.321)        (.648)       (.617)       (.624)       (.645)       (.640)
 Distributions from Realized Capital Gains        --            --        (.015)       (.038)          --           --
                                             --------------------------------------------------------------------------------
   Total Distributions                         (.321)        (.648)       (.632)       (.662)       (.645)       (.640)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.04         $9.96       $ 9.56       $10.27       $10.09       $ 9.84
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                                 4.06%        11.39%       -0.76%        8.58%        9.44%        3.58%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $13,025       $11,180       $9,477       $7,765       $5,129       $2,962
 Ratio of Total Expenses to
  Average Net Assets                          0.22%+         0.22%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net Investment Income to Average
  Net Assets                                  6.41%+         6.72%        6.26%        6.10%        6.54%        6.54%
 Turnover Rate                                  72%+           53%          55%          57%          39%          39%
-----------------------------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.
 +Annualized.

                                                VANGUARD SHORT-TERM BOND INDEX FUND
                                                          INVESTOR SHARES
                                                      YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED      ------------------------------------------------------------------
                 JUNE 30, 2001*        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,         $9.96        $9.73       $10.10       $10.00       $ 9.92       $10.07
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .297         .601         .539         .574         .597         .587
 Net Realized and
  Unrealized Gain
  (Loss) on               .160         .230        (.336)        .168         .080        (.146)
  Investments
                        ------------------------------------------------------------------------------
  Total from
    Investment            .457         .831         .203         .742         .677         .441
    Operations
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.297)       (.601)       (.539)       (.574)       (.597)       (.587)
 Distributions from
  Realized Capital          --           --        (.034)       (.068)          --        (.004)
  Gains
                        ------------------------------------------------------------------------------
  Total                  (.297)       (.601)       (.573)       (.642)       (.597)       (.591)
    Distributions
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.12        $9.96       $ 9.73       $10.10       $10.00       $ 9.92
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           4.63%        8.84%        2.08%        7.63%        7.04%        4.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)     $1,527       $1,287       $1,156         $709         $446         $328
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    5.91%+        6.16%        5.48%        5.68%        6.03%        5.93%
 Turnover Rate           157%+          74%         108%         112%          88%          65%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.




                                                  VANGUARD INTERMEDIATE-TERM BOND
                                                             INDEX FUND
                                                          INVESTOR SHARES
                                                     YEAR ENDED DECEMBER 31,
              SIX MONTHS ENDED       -----------------------------------------------------------------
                JUNE 30, 2001*         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,        $10.02       $ 9.51       $10.48       $10.20       $ 9.96       $10.37
 BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .328         .654         .628         .647         .661         .648
 Net Realized and
  Unrealized Gain (Loss) on
    Investments           .090         .510        (.936)        .353         .240        (.406)
                        ------------------------------------------------------------------------------
  Total from Investment
    Operations            .418        1.164        (.308)       1.000         .901         .242
                        ------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.328)       (.654)       (.628)       (.647)       (.661)       (.648)
 Distributions from
  Realized Capital Gains    --           --        (.034)       (.073)          --        (.004)
                        ------------------------------------------------------------------------------
  Total Distributions    (.328)       (.654)       (.662)       (.720)       (.661)       (.652)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END    $10.11       $10.02       $ 9.51       $10.48       $10.20       $ 9.96
 OF PERIOD
------------------------------------------------------------------------------------------------------
TOTAL RETURN**           4.21%       12.78%       -3.00%       10.09%        9.41%        2.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)     $1,881       $1,642       $1,449       $1,102         $687         $460
 Ratio of Total
  Expenses to
  Average Net Assets    0.21%+        0.21%        0.20%        0.20%        0.20%        0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets    6.52%+        6.83%        6.33%        6.23%        6.64%        6.54%
 Turnover Rate           128%+          81%         120%          77%          56%          80%
------------------------------------------------------------------------------------------------------

 *Unaudited.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

INVESTING WITH VANGUARD
One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets. In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next--
determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.
     You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.


ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign-currency risk.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform-- a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-4681

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I584  112001

PLACEHOLDER FOR I222 COVER

VANGUARD(R)  TOTAL  BOND  MARKET  INDEX  FUND
Institutional  Shares
Prospectus
November 12, 2001


A Bond Index Mutual Fund

CONTENTS
  1 FUND PROFILE
  3 ADDITIONAL INFORMATION
  4 AN INTRODUCTION TO INDEX FUNDS
  4 MORE ON THE FUND
 11 THE FUND AND VANGUARD
 11 INVESTMENT ADVISER
 12 DIVIDENDS, CAPITAL GAINS, AND TAXES
 14 SHARE PRICE
 14 FINANCIAL HIGHLIGHTS
 16 INVESTING WITH VANGUARD
  16 Buying Shares
  17 Redeeming Shares
  19 Other Rules You Should Know
  21 Fund and Account Updates
  22 Contacting Vanguard
 GLOSSARY (inside back cover)


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHARE CLASSES

 This prospectus offers the Fund's Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

 A separate prospectus offers the Fund's Investor Shares and Admiral Shares. To obtain a copy of the prospectus for Investor or Admiral Shares, please call Vanguard at 1-800-662-7447.

 ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES.

-------------------------------------------------------------------------------

1

FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed income securities in the United States--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.
     The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to those of the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall bond market. The Fund's performance could be hurt by:

-- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund, because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
-- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to flucuate.
-- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund, because it invests only in bonds that are issued by the U.S. Treasury or are investment-grade quality.
-- Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk should be moderate for the Fund because it invests only a portion of its assets in mortgage-backed bonds.
-- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART]       1996 -- 3.68%
                        1997 -- 9.55%
                        1998 -- 8.69%
                        1999 -- -0.66%
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar  quarter, which ended September 30, 2001,
      was 8.61%.
      ----------------------------------------------------


 During the period shown in the bar chart, the highest return for a calendar quarter was 4.43% (quarter ended December 31, 1995), and the lowest return for a quarter was -1.88% (quarter ended March 31, 1996).



      --------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
      --------------------------------------------------------------------------
                                             1 YEAR  5 YEARS    SINCE INCEPTION*
      --------------------------------------------------------------------------
      Vanguard Total Bond Market Index Fund  11.52%   6.47%          7.00%
      Lehman Aggregate Bond Index            11.63    6.46           7.00
      --------------------------------------------------------------------------
      *September 15, 1995.
      --------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None  *
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.08%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.10%

    *A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.

3

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $10         $32        $56          $128
-------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Total Bond Market Index Fund Institutional Shares' expense ratio in fiscal year 2000 was 0.10%, or $1.00 per $1,000 of average net assets. The average bond mutual fund had expenses in 2000 of 1.04%, or $10.40 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                       MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily and distributed on   $10  million
the first business day of each month; capital
gains, if any, are  distributed annually in       NEWSPAPER  ABBREVIATION
December.                                         TotBdInst

INVESTMENT ADVISER                                 VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,             222
since inception
                                                   CUSIP NUMBER
INCEPTION DATE                                     921937504
December 11, 1986; Institutional Shares added
September 18, 1995                                 TICKER SYMBOL
                                                   VBTIX


NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2001
$18.4 billion
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
 An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
 An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

MORE ON THE FUND
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
 The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
 Finally, you'll find information on other important features of the Fund.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions--to a minimum.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
 REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in

5

about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
 SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, included more than 6,144 separate bonds as of June 30,
2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For bond funds, these factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. With this approach, since the fund does not purchase all issues in the target index, the issues (and issuers) that are purchased will most likely be held in relatively greater percentages than in the target index. The Total Bond Market Fund Institutional Shares employs this method of indexing.
 The following table shows the number of bonds held by the Fund and the number of bonds in its target index as of June 30, 2001.

      ---------------------------------------------------------------
                                 NUMBER OF BONDS   NUMBER OF BONDS IN
                                       HELD           TARGET INDEX
      ---------------------------------------------------------------
      Total Bond Market Index          790              6,144
      ---------------------------------------------------------------

 CORPORATE SUBSTITUTION STRATEGY. In "sampling" its target index, the Fund has the flexibility to overweight particular types of bonds relative to its representation in the target index. For the Fund, this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase the Fund's income, but it may also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Fund limits corporate substitutions to bonds with less than 4 years' remaining maturity, and the Fund will limit corporate substitutions to approximately 15% of its net assets.


MARKET EXPOSURE
The Fund invests mainly in bonds. As a result, it is subject to certain risks.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

 Changes in interest rates can affect bond income as well as bond prices.

[FLAG] THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

 Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
 To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                          VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)
Intermediate-Term (10 years)     932        1,074        870         1,156
Long-Term (20 years)             901        1,116        816         1,251
------------------------------------------------------------------------------

 These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

 While falling interest rates tend to strengthen bond prices, they can cause another sort of problem for bond fund investors--prepayment.

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED SECURITIES, THE TOTAL BOND MARKET INDEX FUND IS SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

 Since the Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

7


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------


 The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The dollar-weighted average credit quality of the Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., was Aa1 and Aaa, respectively, as of June 30, 2001.

[FLAG] THE FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE SECURITIES SELECTED FOR THE FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE INDEX. INDEX SAMPLING RISK FOR THE FUND SHOULD BE LOW.

 To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
 Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.

SECURITY SELECTION
In seeking to match the performance of its target index, the Fund invests at least 80% of its assets in securities included in the Lehman Brothers Aggregate Bond Index. As of June 30, 2001, the Fund's target index was composed of the following types of bonds:

------------------------------------------------------------
TYPE OF BOND                        TARGET INDEX COMPOSITION
------------------------------------------------------------
U.S. Government                               23.8%
Corporate                                     39.3
Mortgage-Backed                               35.4
International Dollar-Denominated               1.5
------------------------------------------------------------

 An explanation of each type of bond follows:
- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or to a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The Fund expects to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies.)
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not. (Note: The Fund may also invest in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

9

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in fixed income securities that make up its target index, the Fund may invest up to 20% of its total assets in fixed income securities not in the target index. The Fund may purchase nonpublic, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the Index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target index. The Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

 The Fund may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
 The reasons  for which the Fund will  invest in futures  and options  are:


- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
 The Fund may also invest in relatively conservative classes of collateralized mortgage obligations (CMOs), which offer a high degree of cash flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:


- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

11

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of June 30, 2001, the average turnover rate for passively managed domestic bond index funds was approximately 59%; for all domestic bond funds, the average turnover rate was approximately 89%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of June 30, 2001, Vanguard served as adviser for about $397 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the trustees and officers of the Fund.
 For the fiscal year ended December 31, 2000, and the six-month period ended June 30, 2001, the advisory expenses represented effective annual rates of 0.01% and 0.02%, respectively, of the Fund's average net assets.
 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
 The managers primarily responsible for overseeing the Fund's investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

 KENNETH E. VOLPERT, CFA. Principal of Vanguard and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Fund since joining Vanguard in 1992. Education: B.S., University of Illinois; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest, less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS


 As a shareholder, you are entitled to your portion of a fund's income from interest as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------


BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.

13

- Capital gains distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30.5% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"


 Unless you are investing through a tax-deferred retirement account (such as an IRA), you should avoid buying shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).


 You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE


The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
 Bonds held by a Vanguard fund are valued based on information furnished by an independent pricing service or reliable market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
 When pricing service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, plus the six months ended June 30, 2001, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information for the five years ended December 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most

15


recent annual report to shareholders. The information for the six-month period ended June 30, 2001, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 The Fund began the six-month period ended June 30, 2001, with a net asset value (price) of $9.96 per share. During the period, the Fund earned $0.327 per share from investment income (interest and dividends) and $0.08 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

 Shareholders received $0.327 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

 The share price at the end of the period was $10.04, reflecting earnings of $0.407 per share and distributions of $0.327 per share. This was an increase of $0.08 per share (from $9.96 at the beginning of the period to $10.04 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.12% for the period.

 As of June 30, 2001, the Fund had $5.4 billion in net assets. For the period, its annualized expense ratio was 0.10% ($1.00 per $1,000 of net assets); and
 its annualized net investment income amounted to 6.53% of its average net assets. It sold and replaced securities valued at an annualized rate of 72% of its net assets.
--------------------------------------------------------------------------------



                                                VANGUARD TOTAL BOND MARKET INDEX FUND
                                                         INSTITUTIONAL SHARES
                                                        YEAR ENDED DECEMBER 31,
               SIX MONTHS ENDED       -----------------------------------------------------------------
                  JUNE 30, 2001*        2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE,          $9.96        $9.56       $10.27       $10.09       $ 9.84       $10.14
 BEGINNING OF PERIOD
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .327         .659         .627         .635         .655         .650
 Net Realized and
  Unrealized Gain (Loss) on
   Investments             .080         .400        (.695)        .218         .250        (.300)
                        -------------------------------------------------------------------------------
  Total from Investment
    Operations             .407        1.059        (.068)        .853         .905         .350
                        -------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.327)       (.659)       (.627)       (.635)       (.655)       (.650)
 Distributions from
  Realized Capital Gains     --           --        (.015)       (.038)          --           --
                        -------------------------------------------------------------------------------
  Total Distributions     (.327)       (.659)       (.642)       (.673)       (.655)       (.650)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END     $10.04        $9.96       $ 9.56       $10.27       $10.09       $ 9.84
 OF PERIOD
-------------------------------------------------------------------------------------------------------
TOTAL RETURN              4.12%       11.52%       -0.66%        8.69%        9.55%        3.68%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Period (Millions)      $5,391       $4,570       $3,204       $2,493       $1,628       $1,024
 Ratio of Total
  Expenses to
  Average Net Assets    0.10%**        0.10%        0.10%        0.10%        0.10%        0.10%
 Ratio of Net
  Investment Income to
  Average Net Assets    6.53%**        6.84%        6.36%        6.21%        6.64%        6.66%
 Turnover Rate            72%**          53%          55%          57%          39%          39%
-------------------------------------------------------------------------------------------------------

 *Unaudited.
**Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INSTITUTIONAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
 Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-222. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.


PURCHASE FEE
The Fund reserves the right to charge a purchase fee to investors whose aggregate share purchases equal or exceed $250 million.


YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard accepts your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time),

17

you will buy your shares at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m., Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date. ^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. A $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

19

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R) To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice. ^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES. To discourage market-timing, Vanguard Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online. ^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES. To discourage market-timing, Vanguard Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.

21

A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


LOW-BALANCE ACCOUNTS
The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's account balance falls below the minimum initial investment. Any such conversion will be preceded by written notice to the investor.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Total Bond Market Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
- Performance  assessments  with comparisons to industry  benchmarks.
- Reports from the adviser.
- Financial statements with detailed listings of the Fund's holdings.
 To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.


CONTACTING VANGUARD

ONLINE
VANGUARD.COM

- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD  TELE-ACCOUNT(R)
1-800-662-6273  (ON-BOARD)
- For automated fund and account information
- For redemptions by check,  exchange,  or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739  (CREW)
(Text telephone at 1-800-749-7273)
- For account information
- For most account transactions n Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

23

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard Total Bond Market Index Fund Institutional Shares--222.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.


BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.


CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign currency risk.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Total Bond Market Index Fund Institutional Shares, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's Institutional Division:

THE VANGUARD GROUP
INSTITUTIONAL INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-4681

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I222 112001

                                     PART B
                          VANGUARD(R) BOND INDEX FUNDS
                                  (THE TRUST)
                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 12, 2001

This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated November 12, 2001). To obtain, without charge, the Prospectuses or the most recent Annual Report to Shareholders which contains Vanguard Bond Index Funds' Financial Statements as hereby incorporated by reference, please call:

                      VANGUARD INVESTOR INFORMATION CENTER

                              1-800-662-7447(SHIP)

                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-7
YIELD AND TOTAL RETURN...........................................B-8
PURCHASE OF SHARES...............................................B-10
REDEMPTION OF SHARES.............................................B-10
SHARE PRICE......................................................B-10
MANAGEMENT OF THE FUNDS..........................................B-11
PORTFOLIO TRANSACTIONS...........................................B-14
COMPARATIVE MEASURES.............................................B-15
FINANCIAL STATEMENTS.............................................B-17
APPENDIX--DESCRIPTION OF BOND RATINGS............................B-17

                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as a Maryland corporation in 1986, and was reorganized as a Delaware business trust in May, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Bond Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940
Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:


        Vanguard Short-Term Bond Index Fund--Investor and Admiral Shares Vanguard Intermediate-Term Bond Index Fund--Investor and Admiral Shares
            Vanguard Long-Term Bond Index Fund--Investor Shares only
  Vanguard Total Bond Market Index Fund--Investor, Admiral, and Institutional
                                     Shares


               (INDIVIDUALLY,  THE FUND; COLLECTIVELY,  THE FUNDS)
The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS


     CUSTODIAN. JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10017-2070 serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets and keeping all necessary accounts and records of each Fund's assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.


     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


CHARACTERISTICS OF THE TRUST'S SHARES

  RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

  SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

  DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

  VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Unless otherwise required by applicable law, shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

  LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the net assets of applicable funds of the Trust. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

  PREEMPTIVE RIGHTS.   There are no preemptive rights associated with shares of
the Funds.

  CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

  REDEMPTION PROVISIONS.   The Funds' redemption provisions are described in
their current prospectuses and elsewhere in this Statement of Additional Information.

  SINKING FUND PROVISIONS.   The Trust has no sinking fund provisions.

  CALLS OR ASSESSMENT.   The Trust's shares, when issued, are fully paid and
non-assessable.

TAX STATUS OF THE TRUST

  Each Fund of the Trust intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                               INVESTMENT POLICIES

  The following policies supplement the investment policies set forth in the Trust's Prospectuses:

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with commercial banks, brokers or dealers either for temporary purposes due to extraordinary market, economic, political, or other conditions, or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's board of trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES

  Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33/1//3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's board of trustees.

  At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

VANGUARD INTERFUND LENDING PROGRAM

  The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

ILLIQUID SECURITIES

  Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

  Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for a Fund to convert to cash if needed.

  If a substantial market develops for a restricted security held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

FUTURES CONTRACTS AND OPTIONS

  Each Fund may enter into futures contracts, options, and options on futures contracts for the purpose of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

  Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith initial margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold with deposits that may range upward from less than 5% of the value of the contract being traded. A Fund's initial margin requirement is ordinarily in the form of portfolio securities.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their initial margin deposit.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts for bona fide hedging purposes only.

  Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

  Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While each Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

  A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of a Fund are engaged in only for hedging purposes, the adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by each Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

  Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

  In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to a Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

  A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

FEDERAL TAX TREATMENT OF NON U.S. TRANSACTIONS

  Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be intergrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

  Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of a Fund's outstanding shares are present or represented by proxy; or
(ii) more than 50% of a Fund's outstanding shares.

  BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

  COMMODITIES. Each Fund may not invest in commodities, except that it may invest in futures contracts and options transactions. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.


     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 5% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.


  ILLIQUID SECURITIES.   Each Fund may not acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

  INVESTING FOR CONTROL.   Each Fund may not invest in a company for the purpose
of controlling its management.

  INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

  LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

  MARGIN.   Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

  OIL, GAS, MINERALS.   Each Fund may not invest in interests in oil, gas or
other mineral exploration or development programs.

  PLEDGING ASSETS.   Each Fund may not pledge, mortgage or hypothecate more than
15% of its net assets.

  REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

  SENIOR SECURITIES.   Each Fund may not issue senior securities.

  UNDERWRITING.   Each Fund may not engage in the business of underwriting
securities issued by other persons. Each Fund will not be considered an underwriter when disposing of its investment securities.

  The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

  None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of The Vanguard Group of Investment Companies, the Trust may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Trust" for more information.

                             YIELD AND TOTAL RETURN

SEC YIELD

  Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)/6/-1]

  Where:
          a  = dividends and interest earned during the period.
          b  = expenses accrued for the period (net of
               reimbursements).
          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.



  The yield* of each Fund of the Trust for the 30-day period ended June 30, 2001 was as follows:

Short-Term Bond Index........                       5.15%
Intermediate-Term Bond Index.                       6.32%
Long-Term Bond Index.........                       6.63%
Total Bond Market Index Individual Shares           6.18%
Total Bond Market Index Institutional Shares        6.30%

  *Yield is calculated monthly

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                P (1+T)/N/ = ATV


  Where:
          P   = a  hypothetical  initial  investment of $1,000
          T   = average  annual after-tax  total  return
          n   = number of years
          ATV = after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.


Instructions.

1.Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2.Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3.Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4. State the total return quotation to the nearest hundredth of one percent.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:
          C   = cumulative total return
          P   = a hypothetical  initial  investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                               PURCHASE OF SHARES

  The Trust reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

  The Trust reserves the right to deduct a portfolio transaction fee from purchases of the shares of each Fund. Fees will not be charged on any investment where the aggregate balance is expected to be less than $250 million for the Total Bond Market Index Fund; $50 million for the Short-Term Bond Index Fund; $50 million for the Intermediate-Term Bond Index Fund; and $10 million for the Long-Term Bond Index Fund. Fees may be charged on the entire lump-sum purchase for transactions that exceed or are expected to exceed over the next twelve months the amount indicated for each Fund if such purchases are reasonably deemed to be disruptive to efficient portfolio management. Lump-sum purchases exceeding the indicated amount for each Fund may be considered disruptive, for example, if the portfolio manager incurs significant transaction costs in purchasing portfolio securities needed to match the investment performance of the respective benchmark index. If such purchases can be offset by redemptions of shares by other shareholders, such fee may be waived or reduced. A prospective investor may determine whether a fee will be charged by calling his/her client representative or plan sponsor in advance of his/her purchase. The fee, if imposed, will be 0.18% for the Total Bond Market Index Fund; 0.23% for the Intermediate-Term Bond Index Fund; 0.15% for the Short-Term Bond Index Fund; and 0.21% for the Long-Term Bond Index Fund. The fees are based on the portfolio manager's estimate of transaction costs, which depends on the types of securities in which each Fund invests.

                              REDEMPTION OF SHARES

  The Trust may suspend  redemption  privileges  or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

  Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

                                   SHARE PRICE


  The net asset value (or NAV) for each share class of each Fund is calculated by dividing net assets attributed to each share class by the total number of shares outstanding for that share class. The net asset value is determined as of the regular close of the New York Stock Exchange (generally 4 p.m., Eastern time) on each day that the Exchange is open for trading.

  Short term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

  Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

  Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the board of trustees deems in good faith to reflect fair value.

  The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds."

                             MANAGEMENT OF THE FUNDS


OFFICERS AND TRUSTEES

  The officers of the Trust manage its day-to-day operations and are responsible to the Trust's board of trustees. The trustees set broad policies for the Trust and choose its officers. The following is a list of the trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's trustees and officers own less than 1% of the outstanding shares of each Fund of the Trust. Each trustee (except Mr. MacLaury) serves as a director of The Vanguard Group, Inc. In addition, each trustee serves as a trustee of each of the 104 funds administered by Vanguard (102 in the case of Mr. Malkiel and 84 in the case of Mr. MacLaury). The mailing address of the trustees and officers of the Trust is Post Office Box 876, Valley Forge, Pennsylvania 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and Trustee* Chairman, Chief Executive Officer and Director (Trustee) of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS, (DOB: 10/23/37) Trustee Senior Advisor to Greenwich Associates (International Business Strategy Consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), and NeuVis, Inc.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/Coal/ Appliances); and Director of Goodrich Co. (Aircraft Systems/ Manufacturing/Chemicals).

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); and Director of TECO Energy, Inc.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee Retired Chairman and CEO of Rohm and Haas Co. (Chemicals); Director of Cummins Inc. (Diesel Engines), The Mead Corp. (Paper Products), and AmeriSource Health Corp. (Pharmaceutical Distribution); and Trustee of Vanderbilt University.

R. GREGORY BARTON, (DOB:4/25/1951) Secretary* Managing Director of the Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer* Principal and Treasurer of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
-----------
*Officers of the Trust are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

  The Trust is a member of The Vanguard Group of Investment Companies which consists of more than 35 investment companies (the Trusts). Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts.

  Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings, and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing, and custodian fees.

  The Trust's officers are also officers and employees of Vanguard. No officer or employee is permitted to own any securities of any external adviser for the Trusts.

  Vanguard, Vanguard Marketing Corporation, and the Funds have adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Fund, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Fund receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Fund.

  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At June 30, 2001, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Trust was $4,097,000, which represented 4.1% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Trust may be called upon to invest up to .40% of its assets in Vanguard; and (b) there is no other limitation on the dollar amount that each Vanguard Trust may contribute to Vanguard's capitalization.

MANAGEMENT

  Corporate management and administrative services include: (1) executive staff;
(2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard Trusts by third parties. During the last three years, the Funds' allocated shares of Vanguard's actual net costs of operation relating to management and administrative services (including transfer agency) were:



                                                                                 SIX MONTHS
                                                                                 ENDED JUNE
FUND                                           1998         1999         2000      30, 2001
---------------------------------------------------------------------------------------------
Total Bond Market Investor Shares          $9,859,000  $14,164,000  $19,050,000  $11,286,000
Total Bond Market Institutional Shares        989,000    1,842,000    2,686,000    1,770,000
Short-Term Bond.............                  878,000    1,530,000    2,088,000    1,221,000
Intermediate-Term Bond......                1,411,000    2,164,000    2,689,000    1,558,000
Long-Term Bond..............                  207,000      419,000      620,000      371,000

DISTRIBUTION

  Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the Vanguard funds based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of
0.20 of 1% of its average month-end net assets. During the last three years, the Funds incurred the following approximate amounts of The Vanguard Group's distribution and marketing expenses.

                                                                         SIX MONTHS
                                                                         ENDED JUNE
FUND                                      1998        1999        2000     30, 2001
------------------------------------------------------------------------------------
Total Bond Market Investor Shares   $1,699,000  $1,750,000  $1,570,000     $909,000
Total Bond Market Institutional        561,000     555,000     543,000      365,000
Shares......................
Short-Term Bond.............           168,000     178,000     187,000      111,000
Intermediate-Term Bond......           242,000     244,000     225,000      125,000
Long-Term Bond..............            33,000      50,000      51,000       30,000

INVESTMENT ADVISORY SERVICES

     Vanguard also provides investment advisory services to several Vanguard Trusts including this Trust. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Funds and Trusts utilizing these services. During the last three years, the Funds incurred the following approximate amounts of Vanguard's expenses relating to investment advisory services.

                                                                   SIX MONTHS ENDED
FUND                                1998        1999        2000      JUNE 30, 2001
Total Bond Market ...........   $984,000  $1,430,000  $1,539,000         $1,012,000
Short-Term Bond.............      69,000     113,000     132,000             82,000
Intermediate-Term Bond......     106,000     163,000     169,000            105,000
Long-Term Bond..............      16,000      33,000      40,000             26,000

TRUSTEE COMPENSATION


  The same individuals serve as trustees of all Vanguard Trusts (with two exceptions, which are noted in the table appearing below), and each Trust pays a proportionate share of the trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

  INDEPENDENT TRUSTEES.   The Trusts compensate their independent trustees--that
is, the ones who are not also officers of the Trust--in three ways:

 . The independent trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled board meetings.

 . The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.


 . Upon retirement, (after attaining age 65 and completing five years of service) the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest annually at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


   "INTERESTED"  TRUSTEES.   The Trusts' interested trustees--Messrs. Bogle and
Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

  COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each trustee by all Vanguard Trusts.

                            VANGUARD BOND INDEX FUNDS
                               COMPENSATION TABLE



                                            PENSION OR
                                            RETIREMENT                         TOTAL
                                             BENEFITS                      COMPENSATION
                            AGGREGATE       ACCRUED AS       ESTIMATED        FROM ALL
                           COMPENSATION    PART OF THESE      ANNUAL          VANGUARD
                            FROM THESE         FUNDS       BENEFITS UPON   FUNDS PAID TO
NAMES OF TRUSTEES             FUNDS(1)       EXPENSES(1)    RETIREMENT       TRUSTEES(2)
---------------------------------------------------------------------------------------
John J. Brennan . . .            None            None            None            None
Charles D. Ellis(3)               N/A             N/A             N/A             N/A
JoAnn Heffernan Heisen         $3,444            $152         $15,000        $100,000
Bruce K. MacLaury . .          $3,562            $253         $12,000         $95,000
Burton G. Malkiel . .          $3,463            $251         $15,000        $100,000
Alfred M. Rankin, Jr.          $3,375            $184         $15,000         $98,000
John C. Sawhill(4)             $1,532              $0             N/A         $44,483
James O. Welch, Jr. .          $3,375            $268         $15,000         $98,000
J. Lawrence Wilson. .          $3,444            $194         $15,000        $115,000

(1) The amounts shown in this column are based on the Funds' fiscal year ended December 31, 2000.

(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 funds (107 in the case of Mr. Malkiel; 99 in the case of Mr. MacLaury) for the 2000 calendar year.

(3) Mr. Ellis joined the Funds' board effective January 1, 2001.

(4) Mr. Sawhill died May 2000.




                             PORTFOLIO TRANSACTIONS

HOW TRANSACTIONS ARE AFFECTED

  The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices). During the fiscal years ended December 31, 1998, 1999, and 2000, the Funds did not pay any explicit brokerage commissions.

HOW BROKERS AND DEALERS ARE SELECTED

  Vanguard's Fixed Income Group (the Group) chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for getting the best available price and most favorable execution for all transactions. When the Funds purchase a newly issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Funds to offset their management expenses. The Group is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission solely on account of the receipt of research or other services.

HOW THE REASONABLENESS OF BROKERAGE COMMISSIONS IS EVALUATED

  As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the Group will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

                              COMPARATIVE MEASURES

  Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies. Each of the investment company members, including Vanguard Bond Index Funds, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly-traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000, a widely-used benchmark for small capitalization common stocks.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly-issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN CREDIT (BAA) BOND INDEX--all publicly-offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CREDIT BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Corporate A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  BROTHERS  LONG-TERM  CREDIT AA OR  BETTER  BOND  INDEX--consists  of all
publicly    issued,    fixed    rate,     nonconvertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.

LIPPER SMALL-CAP GROWTH FUND AVERAGE--a Fund that by prospectus or portfolio practice invests primarily in growth companies with market capitalizations less than $1 billion at the time of purchase.

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

                              FINANCIAL STATEMENTS

  The Funds' financial statements as of and for the year ended December 31, 2000, appearing in the Vanguard Bond Index Funds' 2000 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the Funds' performance, please see the Trust's 2000 Annual Report to Shareholders, which may be obtained without charge.

                      APPENDIX--DESCRIPTION OF BOND RATINGS

  The Trust will invest primarily in investment grade bonds (i.e., those rated at least Baa3 by Moody's Investors Service, Inc. or those rated BBB- by Standard & Poor's Corporation.) In the event that a Bond held by the Trust is downgraded, the adviser, may continue to hold such bond. Excerpts from Moody's Investors Service, Inc. description of its four highest bond ratings:


  AAA--judged to be the best quality by all standards. Together with the AA group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA--considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic rating category.

  Excerpts from Standard & Poor's Corporation description of its four highest bond ratings:

  AAA--highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as investment grade obligations, a very strong capacity to pay interest and repay principal and differs from AAA--issues only in small degree; A--regarded as upper medium grade. It has a strong capacity to pay interest and repay principal although it is somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  Standard & Poor's applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                                                   SAI084 112001

                                     PART C
                            VANGUARD BOND INDEX FUNDS
                                OTHER INFORMATION

ITEM 23. EXHIBITS


EXHIBITS   DESCRIPTION
(a)    Declaration of Trust*
(b)    By-Laws*
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not applicable
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement**
(h)    Amended and Restated Funds' Service Agreement*
(i)    Legal Opinion*
(j)    Consent of Independent Accountants**
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Rule 18f-3 Plan
(p)    Code of Ethics**
 *Filed Previously
 **Filed Herewith


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. ("Vanguard"), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, The Chase Manhattan Bank, Brooklyn, New York 11245.



ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 22nd day of October, 2001.

                                       VANGUARD BOND INDEX FUNDS

                                   BY:_____________(signature)________________
                                                   -----------
                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant  to  the   requirements   of  the  Securities   Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                              TITLE                       DATE
--------------------------------------------------------------------------------

By:  /S/ JOHN J. BRENNAN          President, Chairman, Chief    October 22, 2001
        (Heidi Stam)              Executive Officer, and Trustee
      John J. Brennan*

By:  /S/ CHARLES D. ELLIS         Trustee                       October 22, 2001
         (Heidi Stam)
       Charles D. Ellis*

By:  /S/ JOANN HEFFERNAN HEISEN   Trustee                       October 22, 2001
       (Heidi Stam)
      JoAnn Heffernan Heisen*

By:  /S/ BURTON G. MALKIEL        Trustee                       October 22, 2001
        (Heidi Stam)
      Burton G. Malkiel*

By:  /S/ ALFRED M. RANKIN, JR.    Trustee                       October 22, 2001
        (Heidi Stam)
      Alfred M. Rankin, Jr.*

By:  /S/ JAMES O. WELCH, JR.      Trustee                       October 22, 2001
        (Heidi Stam)
       James O. Welch, Jr.*

By:  /S/ J. LAWRENCE WILSON       Trustee                       October 22, 2001
        (Heidi Stam)
      J. Lawrence Wilson*

By:  /S/ THOMAS J. HIGGINS        Treasurer and Principal       October 22, 2001
        (Heidi Stam)              Financial Officer and Principal
       Thomas J. Higgins*         Accounting Officer


*By Power of Attorney. See File Number 33-32548, filed on July 24, 2001.
  Incorporated by Reference.

                                INDEX TO EXHIBITS

Custodian Agreement--Chase Manhattan Bank. . . . . . . Ex-99.BG

Code of Ethics. . . . . . . . . . . . . . . . . . . . .Ex-99.BP